TRANSFERS OF FINANCIAL ASSETS - Schedule of Transferred Assets and Liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
Notes in issue
Financial assets at amortised cost:
Notes in circulation		£ 21,112	£ 28,458
The Group
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss		1,798	1,674
Financial assets at fair value through other comprehensive income		27,786	27,260
Financial assets at amortised cost:
Loans and advances to customers	[1]	430,829	425,694
Notes in circulation		1,321	1,305
The Bank
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss		4,529	1,724
Financial assets at fair value through other comprehensive income		25,529	24,647
Financial assets at amortised cost:
Loans and advances to customers	[1]	116,716	123,822
Notes in circulation		0	0
Securitisation programmes | Notes in issue
Financial assets at amortised cost:
Notes in circulation		27,226	31,899
Securitisation programmes | Notes in issue | Less held by the Group
Financial assets at amortised cost:
Notes in circulation		23,521	27,418
Carrying value of transferred assets | Repurchase and securities lending transactions | The Group
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income		7,706
Financial assets at fair value through other comprehensive income			7,475
Carrying value of transferred assets | Repurchase and securities lending transactions | The Bank
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss		0	3,244
Financial assets at fair value through other comprehensive income		8,626
Financial assets at fair value through other comprehensive income			4,889
Carrying value of transferred assets | Securitisation programmes | The Group
Financial assets at amortised cost:
Loans and advances to customers		30,965	34,584
Carrying value of transferred assets | Securitisation programmes | The Bank
Financial assets at amortised cost:
Loans and advances to customers		2,847	4,072
Carrying value of associated liabilities | Repurchase and securities lending transactions | The Group
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income		5,039
Financial assets at fair value through other comprehensive income			5,105
Carrying value of associated liabilities | Repurchase and securities lending transactions | The Bank
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss		0	1,869
Financial assets at fair value through other comprehensive income		5,745
Financial assets at fair value through other comprehensive income			3,895
Carrying value of associated liabilities | Securitisation programmes | The Group
Financial assets at amortised cost:
Loans and advances to customers		3,705	4,481
Carrying value of associated liabilities | Securitisation programmes | The Bank
Financial assets at amortised cost:
Loans and advances to customers		£ 176	£ 0

[1]	ee note 1 regarding change to presentation.